Other expense, net (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Defined Benefit Plan Mark To Market Pension And Postretirement Adjustments To Gains Losses	$ (3.8)	$ (68.6)	$ (3.8)	$ (68.6)	$ (21.1)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement and Curtailment			9.7	1.3	4.0
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component			9.9	15.3	26.8
Foreign currency transactions			(4.6)	(0.6)	(0.8)
Foreign currency denominated loans revaluation			(17.9)	(13.7)	8.9
Undesignated foreign currency derivative instruments			0.3	(1.8)	(4.8)
Undesignated interest rate swap contracts			(2.2)	10.1	2.0
Ineffective portion of cash flow hedges			0.0	0.0	(0.4)
Loss due to discontinuance of cash flow hedges			0.0	0.0	(7.5)
Debt refinancing costs			(5.3)	0.0	(16.5)
Other			(3.5)	(0.1)	(4.1)
Total other expense, net			$ (17.4)	$ (58.1)	$ (13.5)